Description of Organization and Summary of Significant Accounting Policies - Deferred Financing Costs and Note Discount and Deferred Revenue (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023	Dec. 31, 2022
Revenue Recognition
Percentage of fund raising service fees	6.00%
Deferred revenue	$ 22,171,808	$ 36,012,666	$ 3,920,648
Angel Guild Memberships
Revenue Recognition
Deferred revenue	19,800,000	34,200,000	2,900,000	$ 0
Content Licensing
Revenue Recognition
Deferred revenue	0	0	100,000	400,000
Pay it Forward revenue
Revenue Recognition
Deferred revenue	400,000	100,000	900,000	0
Theatrical Pay it Forward
Revenue Recognition
Deferred revenue	1,000,000	1,000,000	0	0
Other Deferred Revenue
Revenue Recognition
Deferred revenue	$ 1,000,000	$ 700,000	$ 0	$ 200,000